Determination of right-of-use assets on transition (Detail) - USD ($) $ in Millions		Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Quantitative Information About Rightofuse Assets [LineItems]
Recognition of gross RoU assets upon adoption of IFRS 16 (IFRS 16 transition adjustment)		$ 4,033
Offset by liabilities recognized as of 31 December 2018		(521)
of which: Other non-financial liabilities (lease incentives)		(204)
of which: Other financial liabilities at amortized cost (rent accruals)		(185)
of which: Provisions (onerous lease provisions)		(132)	$ 132	$ 0
Increase in total assets resulting from the adoption of IFRS 16 on 1 January 2019	[1]	3,512
Reclassification of assets recognized as of 31 December 2018 as an addition to RoU assets		43
of which: Other financial assets measured at amortized cost (finance lease assets recognized under IAS 17 as of 31 December 2018)		24
of which: Other non-financial assets (prepaid rent)		19
Reclassification of finance lease receivables from subleases to Other financial assets measured at amortized cost resulting in a reduction of RoU assets		(176)
Total right-of-use assets as of 1 January 2019 presented within Property, equipment and software		3,378
Increase in total liabilities due to adoption of IFRS 16		3,512
UBS AG
Disclosure Of Quantitative Information About Rightofuse Assets [LineItems]
Recognition of gross RoU assets upon adoption of IFRS 16 (IFRS 16 transition adjustment)		3,937
Offset by liabilities recognized as of 31 December 2018		(515)
of which: Other non-financial liabilities (lease incentives)		(204)
of which: Other financial liabilities at amortized cost (rent accruals)		(180)
of which: Provisions (onerous lease provisions)		(131)	$ 131	$ 0
Increase in total assets resulting from the adoption of IFRS 16 on 1 January 2019	[2]	3,422
Reclassification of assets recognized as of 31 December 2018 as an addition to RoU assets		38
of which: Other financial assets measured at amortized cost (finance lease assets recognized under IAS 17 as of 31 December 2018)		19
of which: Other non-financial assets (prepaid rent)		19
Reclassification of finance lease receivables from subleases to Other financial assets measured at amortized cost resulting in a reduction of RoU assets		(176)
Total right-of-use assets as of 1 January 2019 presented within Property, equipment and software		3,284
Increase in total liabilities due to adoption of IFRS 16		$ 3,422

[1]	Total liabilities increased by the same amount upon adoption of IFRS 16.
[2]	Total liabilities increased by the same amount upon adoption of IFRS 16.